TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Contingent Assets (Details) R$ in Millions				3 Months Ended	12 Months Ended
	Dec. 30, 2020 BRL (R$)	Dec. 22, 2020 BRL (R$)	Jul. 03, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) kW
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Minimum industrial consumers monthly electricity consumption limit (in Kilo watt hour) | kW					2,000
Maximum period to return the compulsory loan to taxpayers					20 years
Claims receivable from monetary correction of principal, interest, moratory and others due to compulsory loans					R$ 113.0
Gain on settlement of litigation, net of expenses incurred				R$ 436.0
Amounts raised	R$ 43.6	R$ 39.7	R$ 206.0
Amount of other pending lawsuits					R$ 1,350.0